Accrued expenses and other liabilities (Details) - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Accrued expenses and other liabilities
Accruals	€ 1,603.1	€ 1,276.6	€ 953.0
Indirect tax and duties	725.5	720.4	485.6
Unearned revenue (contract liabilities)	2,899.0	2,786.5	1,554.2	€ 290.9
Total accrued expenses and other liabilities	€ 5,227.6	€ 4,783.5	€ 2,992.8